ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.15

Client Name:	Angel Oak
Client Project Name:	AOMT 2019-6
Start - End Dates:	10/2/2018 - 9/6/2019
Deal Loan Count:	391

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	Assets	CRDAST3036	Assets reflect unsourced deposits	1
Total				3

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